PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT


P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538

This Prospectus describes the Putnam Hartford Capital Manager Variable Annuity, a flexible premium tax deferred variable annuity contract ("Contract") issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contract will be held in a series of Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account (the "Separate Account"). Allocations to and transfers to and from the Fixed Account are not permitted in certain states.


The following Sub-Accounts are available under the Policy. After each Sub-Account is the name of the underlying investment for that Sub-Account. Putnam Asia Pacific Growth Sub-Account -- Shares of Class IA of Putnam VT Asia Pacific Growth Fund of the Putnam Variable Trust, Putnam Diversified Income Sub-Account -- Shares of Class IA of Putnam VT Diversified Income Fund of the Putnam Variable Trust, The George Putnam Fund Sub-Account -- Shares of Class IA of Putnam VT The George Putnam Fund of Boston of the Putnam Variable Trust, Putnam Global Asset Allocation Sub-Account -- Shares of Class IA of Putnam VT Global Asset Allocation Fund of the Putnam Variable Trust, Putnam Global Growth Sub-Account -- Shares of Class IA of Putnam VT Global Growth Fund of the Putnam Variable Trust, Putnam Growth and Income Sub-Account -- Shares of Class IA of Putnam VT Growth and Income Fund of the Putnam Variable Trust, Putnam Health Sciences Sub-Account -- Shares of Class IA of Putnam VT Health Sciences Fund of the Putnam Variable Trust, Putnam High Yield Sub-Account -- Shares of Class IA of Putnam VT High Yield Fund of the Putnam Variable Trust, Putnam International Growth Sub-Account -- Shares of Class IA of Putnam VT International Growth Fund of the Putnam Variable Trust, Putnam International Growth and Income Sub-Account -- Shares of Class IA of Putnam VT International Growth and Income Fund of the Putnam Variable Trust, Putnam International New Opportunities Sub-Account -- Shares of Class IA of Putnam VT International New Opportunities Fund of the Putnam Variable Trust, Putnam Investors Sub-Account -- Shares of Class IA of Putnam VT Investors Fund of the Putnam Variable Trust, Putnam Money Market Sub-Account -- Shares of Class IA of Putnam VT Money Market Fund of the Putnam Variable Trust, Putnam New Opportunities Sub-Account -- Shares of Class IA of Putnam VT New Opportunities Fund of the Putnam Variable Trust, Putnam New Value Sub-Account -- Shares of Class IA of Putnam VT New Value Fund of the Putnam Variable Trust, Putnam OTC & Emerging Growth Sub-Account -- Shares of Class IA of Putnam VT OTC & Emerging Growth Fund of the Putnam Variable Trust, Putnam U.S Government and High Quality Bond Sub-Account -- Shares of Class IA of Putnam VT U.S Government and High Quality Bond Fund of the Putnam Variable Trust, Putnam Utilities Growth & Income Sub-Account -- Shares of Class IA of Putnam VT Utilities Growth & Income Fund of the Putnam Variable Trust, Putnam Vista Sub-Account -- Shares of Class IA of Putnam VT Vista Fund of the Putnam Variable Trust, Putnam Voyager Sub-Account -- Shares of Class IA of Putnam VT Voyager Fund of the Putnam Variable Trust.


This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085, or call the telephone number shown above. The Table of Contents for the Statement of Additional Information may be found on page 62 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR FUNDS AND IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


Prospectus Dated: May 1, 1998

Statement of Additional Information Dated: May 1, 1998

                            Table of Contents


                                                                           Page
   GLOSSARY OF SPECIAL TERMS................................................ 7
   FEE TABLE................................................................10
   SUMMARY..................................................................15
   PERFORMANCE RELATED INFORMATION..........................................17
   ACCUMULATION UNIT VALUES.................................................19
   INTRODUCTION.............................................................24
   THE CONTRACT.............................................................24
     Right to Cancel Period.................................................25
   THE SEPARATE ACCOUNT.....................................................25
   THE FIXED ACCOUNT........................................................26
   HARTFORD LIFE INSURANCE COMPANY..........................................28
   THE FUNDS................................................................28
   OPERATION OF THE CONTRACT/ACCUMULATION PERIOD............................32
     Premium Payments.......................................................32
     Value of Accumulation Units............................................33
     Value of the Fixed Account.............................................33
     Value of the Contract..................................................33
     Transfers Among Sub-Accounts...........................................33
     Transfers Between the Fixed Account and the Sub-Accounts...............34
     Redemption/Surrender of a Contract.....................................35
   DEATH BENEFIT............................................................37
   CHARGES UNDER THE CONTRACT...............................................38
     Contingent Deferred Sales Charges......................................38
     Payments Not Subject to Sales Charges..................................39
     Waivers of Sales Charges...............................................40
     Mortality and Expense Risk Charge......................................40
     Annual Maintenance Fee.................................................41
     Administration Charge..................................................42
     Premium Taxes..........................................................42
     Exceptions to Charges Under the Contracts..............................42
   SETTLEMENT PROVISIONS....................................................42
     Annuity Options........................................................43
     Annuity Proceeds Settlement Option.....................................44
     The Annuity Unit and Valuation.........................................44
     Determination of Payment Amount........................................44
   FEDERAL TAX CONSIDERATIONS...............................................46
     A.    General..........................................................46
     B.    Taxation of Hartford and the Separate Account....................46
     C.    Taxation of Annuities - General Provisions Affecting Purchasers
           Other Than Qualified Retirement Plans............................46

     D.    Federal Income Tax Withholding...................................52
     E.    General Provisions Affecting Qualified Retirement Plans..........52
     F.    Annuity Purchases by Nonresident Aliens and Foreign Corporations.52
   GENERAL MATTERS..........................................................53
     Assignment.............................................................53
     Modification...........................................................53
     Delay of Payments......................................................53
     Voting Rights..........................................................53
     Distribution of the Contracts..........................................54
     Other Contracts Offered................................................55
     Custodian of Separate Account Assets...................................55
     Legal Proceedings......................................................55
     Legal Counsel..........................................................55
     Experts................................................................55
     Additional Information.................................................55
   APPENDIX I...............................................................57
   TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION.................62

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.


ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT 06089. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual $30 charge on a Contract having a Contract Value of less than $50,000, as determined on the most recent Contract Anniversary or upon full surrender of the Contract. The charge is deducted proportionately from the Sub-Accounts in use at the time of such deduction.


ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year prior to incurring surrender charges.

ANNUITANT: The person or Participant upon whose life the Contract is issued.


ANNUITY: A contract issued by an insurance company that provides, in exchange for Premium Payments, a series of income payments. This Prospectus describes a deferred annuity contract in which Premium Payments accumulate tax-deferred until a partial or full surrender is taken or until the Annuity Commencement Date. Annuity payments under the Contract will begin as of the Annuity Commencement Date in accordance with the Annuity payment option selected.


ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT: For an Annuity issued to an individual, the Contract is the individual Annuity and any endorsements or riders. For a group Annuity, the Contract is a certificate evidencing a participatory interest in a group Annuity and any endorsements or riders. Any reference in this Prospectus to a Contract includes the certificate.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner, Annuitant, or Participant, in the case of group Contracts, before annuity payments have started.


DUE PROOF OF DEATH: A certified copy of a death certificate, an order or a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Hartford.


FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of the Separate Account.

FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 28 of this Prospectus.


GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford Life Insurance Company other than those allocated to the separate accounts of Hartford Life Insurance Company.

HARTFORD: Hartford Life Insurance Company.


MAXIMUM ANNIVERSARY VALUE: A value used in determining the death benefit. It is based on a series of calculations of Contract Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 33.

NON-QUALIFIED CONTRACT: A Contract which is not part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code.

PARTICIPANT (FOR GROUP UNALLOCATED CONTRACTS ONLY): Any eligible employee of an employer/Contract Owner participating in the Plan.


PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Internal Revenue Code.

PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.


QUALIFIED CONTRACT: A Contract which is part of a tax-qualified retirement plan or arrangement which qualifies for special tax treatment under the Code, such as an employer-sponsored 401(k) plan or an Individual Retirement Annuity (IRA).


SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

TRUST: Putnam Variable Trust.

UNALLOCATED CONTRACTS: Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

                                  FEE TABLE

                                  SUMMARY

CONTRACT OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Premium Payments)       None
Exchange Fee.........................................................         $0
Deferred Sales Load (as a percentage of amounts withdrawn)
    First Year (1)...................................................         6%
    Second Year......................................................         6%
    Third Year.......................................................         5%
    Fourth Year......................................................         5%
    Fifth Year.......................................................         4%
    Sixth Year.......................................................         3%
    Seventh Year.....................................................         2%
    Eighth Year......................................................         0%
Annual Maintenance Fee (2)...........................................        $30
Annual Expenses-Separate Account (as percentage of average account value)
    Mortality and Expense Risk.......................................     1.250%
    Administration Fees..............................................     0.150%
    Total............................................................     1.400%


      (1)   Length of time from premium payment.


      (2) The Annual Maintenance Fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is less than $50,000. In the Example, the Annual Maintenance Fee is approximated as a 0.08% annual asset charge based on the experience of the Contracts.

                        ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of net assets)


-------------------------------------------------------------------------------
                                                                   Total Fund
                                                                   Operating
                                        Management      Other       Expenses
                                           Fees       Expenses    (after any
                                        (after any   (after any   fee waivers
                                           fee        expense     and expense
                                         waivers)  reimbursement) reimbursement)
-------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund         0.80%       0.27%       1.07%
-------------------------------------------------------------------------------
Putnam VT Diversified Income Fund          0.69%       0.11%       0.80%
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston (1)                               0.49%       0.36%       0.85%
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund     0.66%       0.11%       0.77%
-------------------------------------------------------------------------------
Putnam VT Global Growth Fund               0.60%       0.15%       0.75%
-------------------------------------------------------------------------------
Putnam VT Growth and Income Fund           0.47%       0.04%       0.51%
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)         0.56%       0.34%       0.90%
-------------------------------------------------------------------------------
Putnam VT High Yield Fund                  0.66%       0.06%       0.72%
-------------------------------------------------------------------------------
Putnam VT International Growth Fund (1)    0.73%       0.47%       1.20%
-------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                              0.80%       0.32%       1.12%
-------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund (1)                   0.92%       0.68%       1.60%
-------------------------------------------------------------------------------
Putnam VT Investors Fund (1)               0.52%       0.33%       0.85%
-------------------------------------------------------------------------------
Putnam VT Money Market Fund                0.45%       0.09%       0.54%
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund           0.58%       0.05%       0.63%
-------------------------------------------------------------------------------
Putnam VT New Value Fund                   0.70%       0.15%       0.85%
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund(1)    0.56%       0.34%       0.90%
-------------------------------------------------------------------------------
Putnam VT U.S. Government and High
  Quality Bond Fund                        0.61%       0.08%       0.69%
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund                                     0.67%       0.07%       0.74%
-------------------------------------------------------------------------------
Putnam VT Vista Fund                       0.65%       0.22%       0.87%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund                     0.54%       0.05%       0.59%
-------------------------------------------------------------------------------

(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

                                                                                  TOTAL FUND
                                      MANAGEMENT FEES       OTHER EXPENSES    OPERATING EXPENSES

Putnam VT The George                       0.65                 0.36                 1.01
Putnam Fund of Boston*
Putnam VT Health                           0.70                 0.34                 1.04
Sciences Fund*
Putnam VT International                    0.80                 0.47                 1.27
Growth Fund
Putnam VT International                    1.20                 0.68                 1.88
New Opportunities Fund
Putnam VT Investors                        0.65                 0.33                 0.98
Fund*
Putnam VT OTC &                            0.70                 0.34                 1.04
Emerging Growth Fund*

*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

Example
---------------------------------------------------------------------------------------------------------------------------

                   If you surrender your Contract     If you annuitize your Contract      If you do not surrender your
                   at the end of the applicable       at the end of the applicable        Contract, you would pay the
                   time period, you would pay the     time period, you would pay the      following expenses on a $1,000
                   following expenses on a $1,000     following expenses on a $1,000      investment, assuming a 5% annual
                   investment, assuming a 5% annual   investment, assuming a 5% annual    return on assets:
                   return on assets:                  return on assets:
---------------------------------------------------------------------------------------------------------------------------
Sub-Account        1 year  3 years  5 years  10 years 1 year  3 years  5 years 10 years  1 year  3 years  5 years  10 years

---------------------------------------------------------------------------------------------------------------------------
Putnam            $   80   $  128   $  176   $  289   $   25   $   79   $  135   $  289   $   26   $   80   $  136   $  289
  Asia
  Pacific
  Growth
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                77      119      162      262       23       71      122      261       23       71      122      262
  Diversified
  Income
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
The                   78      121      n/a      n/a       23       72      n/a      n/a       24       73      n/a      n/a
  George
  Putnam
  Fund
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                77      118      161      259       22       70      120      258       23       70      121      259
  Global
  Asset
  Allocation
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                77      118      160      257       22       69      119      256       23       70      120      257
  Global
  Growth
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                80      112      147      231       20       62      106      230       20       62      107      231
  Growth
  and
  Income
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                78      122      n/a      n/a       24       74      n/a      n/a       24       74      n/a      n/a
 Health
  Sciences
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                76      117      158      253       22       68      117      253       22       69      118      253
  High
  Yield
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                81      132      183      302       27       83      142      302       27       84      143      302
  International
  Growth
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                80      129      179      294       26       81      138      294       26       81      139      294
  International
  Growth
  and
  Income
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                85      144      203      341       31       95      162      341       31       96      163      341
  International
  New
  Opportunities
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                78      121      n/a      n/a       23       72      n/a      n/a       24       73      n/a      n/a
  Investors
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                75      111      149      234       20       63      108      234       21       63      109      234
  Money
  Market
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                75      114      153      244       21       65      113      243       21       66      113      244
  New
  Opportunities
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                78      121      165      267       23       72      124      266       24       73      125      267
  New
  Value
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                78      122      n/a      n/a       24       74      n/a      n/a       24       74      n/a      n/a
  OTC &
  Emerging
  Growth
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                76      116      157      250       21       67      116      249       22       68      117      250
  U.S
  Government
  and
  High
  Quality
Bond
Sub-Account
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Putnam                77      118      159      255       22       69      118      255       23       70      119      255
  Utilities
  Growth
  and
  Income
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                78      122      166      269       23       73      125      268       24       74      126      269
  Vista
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Putnam                75      122      166      269       23       73      125      268       24       74      126      269
  Voyager
  Sub-Account
---------------------------------------------------------------------------------------------------------------------------


The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                  SUMMARY





WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?


The Contract offered is a tax deferred variable annuity. (see "Taxation of Annuities in General," page 46). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payment, to Hartford for its approval. The minimum initial Premium Payment is $1,000. Certain plans may make smaller initial and subsequent periodic Premium Payments. Subsequent Premium Payments, if made, must be a minimum of $500 ($50 if you are enrolled in the InvestEase program). Generally, a Contract Owner may exercise his right to cancel the Contract within 10 days of receipt of the Contract by returning the Contract to Hartford at its Administrative Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payment to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value or the original Premium will depend on state law.
(See "Right to Cancel Period," page 25.)


WHO MAY PURCHASE THE CONTRACT?


Any individual, group or trust may purchase the Contract, including any trustee or custodian for a retirement plan which qualifies for special federal tax treatment under the Internal Revenue Code, including individual retirement annuities. (See "Federal Tax Considerations" commencing on page 46 and Appendix I commencing on page 57.)


WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?


The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page 28 and

"The Fixed Account" commencing on page 26.)


WHAT ARE THE CHARGES UNDER THE CONTRACTS?


SALES EXPENSES There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. (See "Contingent Deferred Sales Charges" commencing on page 38.) The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract Values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:

                   CHARGE          LENGTH OF TIME
                                    FROM PREMIUM
                                  PAYMENT (NUMBER OF
                                      YEARS)
                     6%                 1
                     6%                 2
                     5%                 3
                     5%                 4
                     4%                 5
                     3%                 6
                     2%                 7
                     0%             8 or more

No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page 38.)


ANNUAL WITHDRAWAL AMOUNT During the first seven years from each Premium Payment, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium
Payments, as determined on the date of the requested surrender, without the application of the Contingent Deferred Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, the Contract Owner may make a partial surrender of 10% of the Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender. (See "Annual Withdrawal Amount," page 20.)


MORTALITY AND EXPENSE RISKS For assuming the mortality and expense risks under the Contract, Hartford will impose a 1.25% per annum charge against all Contract Values held in the Sub-Accounts. (See "Mortality and Expense Risk Charge," page 40.)

ADMINISTRATION CHARGE AND ANNUAL MAINTENANCE FEE The Contract provides for administration charges and an Annual Maintenance Fee. For administration, the charge is .15% per annum against all Contract Values held in the Separate Account. For Contract maintenance, the fee is $30 annually. (See "Administration and Maintenance Fees," page 41.) Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this charge.

PREMIUM TAXES A deduction will be made for Premium Taxes for Contracts sold in certain states. (See "Premium Taxes," page 42.)

CHARGES BY THE FUNDS The Funds are subject to certain fees, charges and expenses. (See the prospectus for the Trust accompanying this Prospectus.)

CAN I GET MY MONEY IF I NEED IT?
Subject to any applicable charges, the Contract may be surrendered, or portions of the value of such Contract may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page 35.)

DOES THE CONTRACT PAY ANY DEATH BENEFITS?
A Death Benefit is provided in the event of death of the Annuitant or Contract Owner or Joint Contract Owner before Annuity payments have commenced. (See "Death Benefit," page 37.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT? There are four available Annuity Options and the Annuity Proceeds Settlement Option under the Contract which are described on page 43. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday. If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.

DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT? Contract Owners will have the right to vote on matters affecting an underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Voting Rights," page 53.)

PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


Putnam Asia Pacific Growth Sub-Account, Putnam Diversified Income Sub-Account, Putnam The George Putnam Fund Sub-Account of Boston, Putnam Global Asset Allocation Sub-Account, Putnam Global Growth Sub-Account, Putnam Growth and Income Sub-Account, Putnam Health Sciences Sub-Account, Putnam High Yield Sub-Account, Putnam International Growth Sub-Account, Putnam International Growth and Income Sub-Account, Putnam International New

Opportunities Sub-Account, Putnam Investors Sub-Account, Putnam Money Market Sub-Account, Putnam New Opportunities Sub-Account, Putnam New Value Sub-Account, Putnam OTC & Emerging Growth Sub-Account, Putnam U.S. Government and High Quality Bond Sub-Account, Putnam Utilities Growth and Income Sub-Account, Putnam Vista Sub-Account, and Putnam Voyager Sub-Account may include total return in advertisements or other sales material.



When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


Putnam Diversified Income Sub-Account, Putnam Growth and Income Sub-Account, Putnam International Growth and Income Sub-Account, Putnam High Yield Sub-Account, and Putnam U.S. Government and High Quality Bond Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

Putnam Money Market Sub-Account may advertise yield and effective yield. The yield is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Annual Maintenance Fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur
Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The George Putnam Fund Sub-Account, Putnam Health Sciences Sub-Account, Putnam Investors Sub-Account, and Putnam OTC & Emerging Growth Sub-Account are new Sub-Accounts and are not shown below.






                  1997      1996       1995          1994      1993      1992       1991      1990        1989      1988
PUTNAM ASIA
PACIFIC
GROWTH
SUB-ACCOUNT
(Inception
date May 1,
1995)
Accumulation
unit value
at
beginning
of period       $ 10.903   $ 10.135   $ 10.000          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $  9.176   $ 10.903   $ 10.135          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)         4,108      4,437      1,040          -          -          -          -          -          -          -
PUTNAM
DIVERSIFIED
INCOME
SUB-ACCOUNT
(Inception
date
September
15, 1993)
Accumulation
unit value
at
beginning
of period       $ 12.127   $ 11.302   $  9.622   $  10.18   $ 10.000          -          -          -          -          -
Accumulation
unit value
at end of
period          $ 12.841   $ 12.127   $ 11.302   $  9.622   $ 10.188          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        24,442     20,955     14,967     13,403      4,428          -          -          -          -          -
PUTNAM
GLOBAL
ASSET
ALLOCATION
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period       $ 22.902   $ 20.087   $ 16.355   $  16.98   $ 14.665   $ 13.992   $  11.92   $ 12.068     10.545   $ 10.000
Accumulation
unit value
at end of
period          $ 27.026   $ 22.902   $ 20.087   $  16.35   $ 16.988   $ 14.665   $  13.99   $ 11.922     12.068   $ 10.545
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        17,958     17,521     16,019     16,507     12,914      8,580      5,829      4,300      3,293      2,274


PUTNAM
GLOBAL
GROWTH
SUB-ACCOUNT
(Inception
date May 1,
1990)
Accumulation
unit value
at
beginning
of period       $  17.29   4$14.963   $ 13.119   $  13.43   $ 10.289   $ 10.472   $   9.23   $ 10.000          -          -
Accumulation
unit value
at end of
period          $ 19.497   $ 17.294   $ 14.963   $  13.11   $ 13.432   $ 10.289   $  10.47   $  9.233          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        36,912     36,757     29,701     30,285     17,711      7,638      3,800      1,405          -          -
PUTNAM
GROWTH AND
INCOME
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period       $ 32.703   $ 27.201   $  20.17   $  20.39   $ 18.096   $ 16.720   $  14.24   $  14.16     11.848   $ 10.000
Accumulation
unit value
at end of
period          $ 40.036   $ 32.703   $ 27.201   $  20.17   $ 20.390   $ 18.096   $  16.72   $ 14.243     14.166   $ 11.848
Number of
accumulation
units
outstanding
at end of
period (in
thousands)       108,147     96,383     76,865     67,016     53,464     32,856     19,420     10,888      7,037      2,187
PUTNAM HIGH
YIELD
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period       $ 22.682   $ 20.390   $ 17.476   $  17.89   $ 15.173   $ 12.932   $  9.055   $ 10.200     10.624   $ 10.000
Accumulation
unit value
at end of
period          $ 25.575   $ 22.682   $ 20.390   $  17.47   $ 17.890   $ 15.173   $  12.93   $  9.055     10.200   $ 10.624
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        17,697     16,479     13,646     11,462     11,174      7,076      3,296      2,072      2,680      1,822
PUTNAM
INTERNATIONAL
GROWTH
SUB-ACCOUNT
(Inception
date
January 2,
1997)
Accumulation
unit value
at
beginning
of period       $ 10.000          -          -          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $ 11.451          -          -          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)         4,787          -          -          -          -          -          -          -          -          -
PUTNAM
INTERNATIONAL

GROWTH AND
INCOME
SUB-ACCOUNT
(Inception
date
January 2,
1997)
Accumulation
unit value
at
beginning
of period       $ 10.000          -          -          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $ 11.776          -          -          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)         7,320          -          -          -          -          -          -          -          -          -
PUTNAM
INTERNATIONAL
NEW
OPPORTUNITIES
SUB-ACCOUNT
(Inception
date
January 2,
1997)
Accumulation
unit value
at
beginning
of period       $ 10.000          -          -          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $  9.850          -          -          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)         4,026          -          -          -          -          -          -          -          -          -
PUTNAM
MONEY
MARKET
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period       $  1.429   $  1.379   $  1.325   $  1.294   $  1.277   $  1.250   $  1.197   $  1.124      1.045   $  1.000
Accumulation
unit value
at end of
period          $  1.483   $  1.429   $  1.379   $  1.325   $  1.294   $  1.277   $  1.250   $  1.197      1.124   $  1.045
Number of
accumulation
units
outstanding
at end of
period (in
thousands)       136,311    140,033    107,934     144,95     86,677     80,182     62,638     64,849     21,986     13,212
PUTNAM NEW
OPPORTUNITIES
SUB-ACCOUNT
(Inception
date May 2,
1994)
Accumulation
unit value
at
beginning
of period       $ 16.635   $ 15.312   $ 10.718   $ 10.000          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $ 20.223   $ 16.635   $ 15.312   $ 10.718          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        42,525     38,289     15,860      3,681          -          -          -          -          -          -
PUTNAM NEW
VALUE
SUB-ACCOUNT

(Inception
date
January 2,
1997)
Accumulation
unit value
at
beginning
of period       $ 10.000         -          -          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period          $ 11.597         -          -          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        6,466          -          -          -          -          -          -          -          -          -
PUTNAM U.S.
GOVERNMENT
AND HIGH
QUALITY
BOND
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period      $ 18.631   $ 18.448   $ 15.533   $  16.27   $ 14.833   $ 13.994   $  12.10   $ 11.414     10.150   $ 10.000
Accumulation
unit value
at end of
period         $ 19.959   $ 18.631   $ 18.448   $  15.53   $ 16.277   $ 14.833   $  13.99   $ 12.100     11.414   $ 10.150
Number of
accumulation
units
outstanding
at end of
period (in
thousands        26,461     29,395     30,489     33,516     37,806     27,611     16,368      8,107      5,399      2,786
PUTNAM
UTILITIES
GROWTH AND
INCOME
SUB-ACCOUNT
(Inception
date May 4,
1992)
Accumulation
unit value
at
beginning
of period      $ 16.072   $ 14.075   $ 10.889   $  11.87   $ 10.618   $ 10.000          -          -          -          -
Accumulation
unit value
at end of
period         $ 20.143   $ 16.072   $ 14.075   $  10.88   $ 11.876   $ 10.618          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)       22,198     23,096     22,892     23,090     26,176      5,956          -          -          -          -
PUTNAM
VISTA
SUB-ACCOUNT
(Inception
date
January 2,
                                                                                                                      1997)
Accumulation
unit value
at
beginning
of period      $ 10.000          -          -          -          -          -          -          -          -          -
Accumulation
unit value
at end of
period         $ 12.151          -          -          -          -          -          -          -          -          -
Number of
accumulation
units
outstanding
at end of
period (in
thousands)        5,662          -          -          -          -          -          -          -          -          -
PUTNAM
VOYAGER
SUB-ACCOUNT
(Inception
date
February 1,
1988)
Accumulation
unit value
at
beginning
of period      $ 36.228   $ 32.520   $ 23.445   $  23.53   $ 20.102   $ 18.472   $  12.82   $ 13.272     10.170   $ 10.000


                                       22

Accumulation
unit value
at end of
period         $ 45.197   $ 36.228   $ 32.520   $  23.44   $ 23.530   $ 20.102   $  18.47   $ 12.822     13.272   $  10.17
Number of
accumulation
units
outstanding
at end of
period (in
thousands)       47,284     45,912     36,379     29,315     21,915     14,667      8,419      3,714      2,968        762

INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax deferred variable annuity offered by Hartford and funded by the Fixed Account and/or a series of the Separate Account. Please read the Glossary of Special Terms on pages and prior to reading this Prospectus to familiarize yourself with the terms being used.

THE CONTRACT

The Putnam Hartford Capital Manager is a tax deferred variable annuity Contract. Payments for the Contract will be held in the Fixed Account and/or a series of the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different underlying Fund with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.

Generally, the Contract contains four optional forms of Annuity and the Annuity Proceeds Settlement Option described later in this Prospectus. Annuity Options 2, 4, and the Annuity Proceeds Settlement Option are available with respect to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.


The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.


The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Annuity Option 2 with 120 monthly payments certain (Annuity Option 1 for Contracts issued in Texas).

When an Annuity option is effected under a Contract, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a variable annuitization based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a fixed annuitization. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three
(3) months. Any fixed Annuity allocation may not be changed.


The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; Individual Retirement Annuities adopted according to Section 408 of the Internal Revenue Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").




RIGHT TO CANCEL PERIOD


If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Hartford's receipt of request for cancellation. Hartford will refund the Premium Payment for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.

THE SEPARATE ACCOUNT


The Separate Account was established on June 22, 1987, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.

Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So Contract Values allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contracts are general obligations of Hartford.


Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one underlying Fund. Net Premium Payments and proceeds of transfers between Funds are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Funds are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the portfolios of the underlying Fund(s). During the variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

Hartford does not guarantee the investment results of the Funds or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Trust prospectus.


Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur only if shares of the Fund(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.

The Separate Account may be subject to liabilities arising from a Series of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.


THE FIXED ACCOUNT


THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL

SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing investments of Insurance Company General Accounts.


Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

DOLLAR COST AVERAGING PLUS PROGRAM From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Effective February 25, 1998, Contract Owners may enroll in a special pre-authorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (Hartford may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6 Month Transfer Program and the 12 Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 3 to 6 months. Under the 12 Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days after the initial Program Premium Payment and complete enrollment instructions are received by Hartford. If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

Any subsequent Premium Payments received by Hartford within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by the Contract Owner.

A Contract Owner may only have one dollar cost averaging program in place at one time, this includes one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

Contract Owners may elect to terminate the pre-authorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program, Contract Owners will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact Hartford to determine if it is available in your state.

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              HARTFORD RATINGS

-------------------------------------------------------------------------------
                              EFFECTIVE
                              DATE OF
      RATING AGENCY           RATING       RATING        BASIS OF RATING
-------------------------------------------------------------------------------
A.M. Best and Company, Inc.    9/9/97        A+     Financial soundness and
                                                    operating performance.
-------------------------------------------------------------------------------
Standard & Poor"s              1/23/98       AA     Claims paying ability
-------------------------------------------------------------------------------
Duff & Phelps                  1/23/98       AA+    Claims paying ability
-------------------------------------------------------------------------------

THE FUNDS


The underlying investments for the Contracts are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. The Funds may not be available in all states.

PUTNAM VT ASIA PACIFIC GROWTH FUND

Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.


PUTNAM VT DIVERSIFIED INCOME FUND


Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND

Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND

Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


PUTNAM VT HEALTH SCIENCES FUND

Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


PUTNAM VT HIGH YIELD FUND

Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND

Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND


Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.


PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.


PUTNAM VT INVESTORS FUND

Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.


PUTNAM VT MONEY MARKET FUND


Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


PUTNAM VT NEW OPPORTUNITIES FUND

Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND


Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND

Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.


PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


PUTNAM VT UTILITIES GROWTH AND INCOME FUND

Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND


Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.


PUTNAM VT VOYAGER FUND

Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life Contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Trust prospectus which should be read in conjunction with this Prospectus before investing, and in the Trust's Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant upon establishment of such separate funds.

Putnam Management, One Post Office Square, Boston, MA, 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trustees of the Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Trust prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


OPERATION OF THE CONTRACT/
ACCUMULATION PERIOD


PREMIUM PAYMENTS


The balance of each initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Administrative Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Administrative Office or other designated administrative office.


The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.


The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500 ($50 if you are in the InvestEase program). Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various

Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.

VALUE OF ACCUMULATION UNITS


The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, minus the mortality and expense risk charge and the administration charge. You should refer to the Trust prospectus which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.


The shares of the Fund are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Fund shares may be found in the accompanying Trust prospectus.

VALUE OF THE FIXED ACCOUNT

Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate is 3%, compounded annually. Hartford may credit a lower minimum interest rate according to state law. Hartford also may credit interest at rates greater than the minimum Fixed Account interest rate.

VALUE OF THE CONTRACT


The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.


TRANSFERS AMONG SUB-ACCOUNTS

You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by calling (800) 521-0538. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.

The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.


Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between the Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.

It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of transfer within 5 days from the date of any instruction.


The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.


Currently the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford.


TRANSFERS BETWEEN THE FIXED
ACCOUNT AND THE SUB-ACCOUNTS

Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed

Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

REDEMPTION/SURRENDER OF A CONTRACT


At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part. Under any of the Annuity options excluding Annuity Options 4 or the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Annuity Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.

FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Annuity Option
4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee, if applicable, and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS. The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas Contracts, there were no Premium Payments made during the preceding two Contract Years), Hartford may terminate the Contract and pay the Termination Value.

Certain plans or programs may have different withdrawal privileges. Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.


TELEPHONE SURRENDER PRIVILEGES. Hartford permits partial surrenders by telephone subject to dollar amount limitations in effect at the time a Contract Owner requests the surrender. To request partial surrenders by telephone, a Contract Owner must have completed and returned to Hartford a Telephone Redemption Program Enrollment Form authorizing telephone surrenders. If there are joint Contract Owners, both must authorize Hartford to accept telephone instructions and agree that Hartford may accept telephone instructions for partial surrenders from either Contract Owner. Partial surrender requests will not be honored until Hartford receives all required documents in proper form.

Telephone authorization will remain valid until (a) Hartford receives written notice of revocation by a Contract Owner, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) Hartford discontinues the privilege; or (c) Hartford has reason to believe that a Contract Owner has entered into a market timing agreement with an investment adviser and/or broker/dealer.

   Hartford may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. Hartford will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on surrender, Hartford must receive telephone surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

Hartford may modify, suspend, or terminate telephone transaction privileges at any time.

THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS).

DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 46.)


Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Administrative Office. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received, from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page 38.)

DEATH BENEFIT

The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of Due Proof of Death by Hartford in its Administrative Office. With regard to Joint Contract Owners, at the first death of a Joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.


GUARANTEED DEATH BENEFIT - If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:


As of the date of receipt of Due Proof of Death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.


If the Annuitant or Contract Owner, as applicable, dies after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option.


PAYMENT OF DEATH BENEFIT - The calculated Death Benefit will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. During the time period between Hartford's receipt of written notification of Due Proof of Death and Hartford's receipt of the completed settlement instructions, the calculated Death Benefit will remain invested in the Sub-Account(s) previously elected by the Contract
Owner and will be subject to market fluctuations. The Death Benefit may be taken in one sum, payable within 7 days after the date due proof of death is received, or under any of the settlement options then being offered by Hartford provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner, and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.

If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.


There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


GROUP UNALLOCATED CONTRACTS - For Group Unallocated Contracts Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.


CHARGES UNDER THE CONTRACT

CONTINGENT DEFERRED SALES CHARGES  ("SALES CHARGES"):

PURPOSE OF SALES CHARGES - Sales Charges cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and its sales personnel, the cost of preparing sales literature and other promotional activities. If these charges are not sufficient to cover sales and distribution expenses, Hartford will pay them from its general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

ASSESSMENT OF SALES CHARGES - There is no deduction for sales expenses from Premium Payments when made, however, a Sales Charge may be assessed against Premium Payments when surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the percentage of the Sales Charge. Premium payments are deemed to be surrendered in the order in which they were received.

During the first seven years from each Premium Payment, a Sales Charge will be assessed against the surrender of Premium Payments. During this time, all surrenders in excess of the Annual Withdrawal Amount will be first from Premium Payments and then from earnings. The Annual Withdrawal Amount is first from earnings and then from Premium Payments. After the seventh Contract Year, all surrenders will first be taken from earnings and then from Premium Payments and a Sales Charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a Sales Charge will not be assessed against Premium Payments received more than seven years prior to surrender, but will be assessed against Premium Payments received less than seven years prior to surrender. For additional information, see Federal Tax Considerations, page 46.

Upon receipt of a request for a full surrender, Hartford will assess any applicable Sales Charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn or (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee, if applicable. Taking the Annual Withdrawal Amount prior to the full surrender may, depending upon the amount of investment gain experienced, reduce the amount of any Sales Charge paid.

The Sales Charge is a percentage of the amount surrendered (not to exceed the aggregate amount of the Premium Payments made) and equals:

        CHARGE               LENGTH OF TIME
                              FROM PREMIUM
                                PAYMENT
                          (NUMBER OF YEARS)
         6%                        1
         6%                        2
         5%                        3
         5%                        4
         4%                        5
         3%                        6
         2%                        7
         0%                    8 or more

PAYMENTS NOT SUBJECT TO SALES CHARGES:

ANNUAL WITHDRAWAL AMOUNT - During the first seven years from each Premium Payment, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, the Contract Owner may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender.

EXTENDED WITHDRAWAL PRIVILEGE - This privilege allows Annuitants who attain age 701/2 with a Contract held under an Individual Retirement Account or 403(b) plan to surrender an amount equal to the required minimum distribution for the stated Contract without incurring a Sales Charge or not subject to a Sales Charge.

WAIVERS OF SALES CHARGES:

CONFINEMENT IN A HOSPITAL, LONG TERM CARE FACILITY OR NURSING HOME - Hartford will waive any Sales Charge applicable to a partial or full surrender if the Annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant cannot be confined at the time the Contract was purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or Hartford to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY OPTION
- No Sales Charge otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Option 4) provided for under the Contract.

OTHER PLANS OR PROGRAMS - Certain plans or programs established by Hartford from time to time may have different surrender privileges.


MORTALITY AND EXPENSE RISK CHARGE


For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense). Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.


There are two types of mortality undertakings: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality undertaking made by Hartford in the accumulation phase is that Hartford may experience a loss resulting from the assumption of the mortality risk relative to the guaranteed death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value or in periods where the contingent deferred sales charges would have been applicable. The mortality undertakings provided by Hartford during the annuity payout phase are to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contractual obligations. Hartford will bear the loss in such a situation.

During the accumulation phase, Hartford also provides an expense undertaking. Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE

Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Sub-Account and the Fixed Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE

Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, Hartford will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If the Contract Owner has multiple contracts with a combined Contract Value of $100,000 or greater, Hartford will waive the Annual Maintenance Fee on all Contracts. However, Hartford reserves the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. Hartford reserves the right to waive the Annual Maintenance Fee under other circumstances.

ADMINISTRATION CHARGE


For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES


Charges are also deducted for premium tax, if applicable, imposed by state or other governmental entity. Certain states impose a premium tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

EXCEPTIONS TO CHARGES UNDER THE CONTRACTS

Hartford may offer, at its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

SETTLEMENT PROVISIONS

You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond age 90 of the Annuitant. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

ANNUITY OPTIONS


The Contract contains the four Annuity payment options and the Annuity Proceeds Settlement Option. Annuity Options 2, 4, and the Annuity Proceeds Settlement Option are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Annuity Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Annuity Option 1 to provide a life Annuity.

Under any of the Annuity options excluding Annuity Options 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Annuity Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.

OPTION 1: LIFE ANNUITY A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This options offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

OPTION 3: JOINT AND LAST SURVIVOR ANNUITY

An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 4: PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.


Annuity Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

ANNUITY PROCEEDS SETTLEMENT OPTION


Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.


Hartford may offer other annuity or settlement options from time to time.


THE ANNUITY UNIT AND VALUATION


The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Value of Accumulation Units" commencing on page 14) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.


DETERMINATION OF PAYMENT AMOUNT

When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the Fixed Annuity and 5% per annum for the Variable Annuity.

The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.


The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.


THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.


All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by the Contract Owner. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may not be changed by the Contract Owner after payout has begun.

                           FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 57, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page 33). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.


C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS


Section 72 of the Code governs the taxation of annuities in general.


   1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, limited liability companies and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the Contract as an agent for a natural person. There are additional exceptions from current inclusion for (i) certain annuities held by structured settlement companies, (ii) certain annuities held by an employer with respect to a terminated qualified retirement plan and (iii) certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


      If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

   2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


      The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


      a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

          i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

          ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

          iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

          iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph
               a. and the next subparagraph b.

          v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

      b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

          i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

          ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

          iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).


      c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such

         Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.


      d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.


          i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

          ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):


                1. Distributions made on or after the date the recipient has attained the age of 59 1/2.


                2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

                3. Distributions attributable to a recipient's becoming disabled.

                4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

                5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


      e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982. If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

      f. REQUIRED DISTRIBUTIONS

         i.   Death of Contract Owner or Primary Annuitant

              Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

              1. If any Contract Owner dies on or after the Annuity Commencement
                 Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

              2. If any Contract Owner dies before the Annuity Commencement
                 Date, the entire interest in the Contract will be distributed within 5 years after such death; and

              3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

         ii.  Alternative Election to Satisfy Distribution Requirements


              If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

         iii. Spouse Beneficiary

              If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

   3. DIVERSIFICATION REQUIREMENTS. Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

      The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

      Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


   4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

   1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

   2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I commencing on page 57 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


GENERAL MATTERS


ASSIGNMENT


Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of qualified retirement plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities
Provisions Affecting Purchasers Other Than Qualified Retirement Plans," page 46.)


MODIFICATION

Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

DELAY OF PAYMENTS

There may be postponement of a surrender payment or death benefit whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford, as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

DISTRIBUTION OF THE CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation. Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford and Putnam Investment Management, Inc.; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


OTHER CONTRACTS OFFERED


In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.


CUSTODIAN OF SEPARATE ACCOUNT ASSETS

The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL COUNSEL


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


EXPERTS


The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ADDITIONAL INFORMATION

Inquiries will be answered by calling your representative or by writing:

Hartford Life Insurance Company

Attn: Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085
Telephone: (800) 521-0538

                                   APPENDIX I

                    INFORMATION REGARDING TAX-QUALIFIED PLANS

The tax rules applicable to tax-qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of applicable limits, distributions prior to age 592 (subject to certain exceptions), distributions which do not conform to applicable commencement and minimum distribution rules, and certain other transactions with respect to tax-qualified plans. Therefore, this summary does not attempt to provide more than general information about the tax rules associated with use of a Contract by a tax-qualified retirement plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless Hartford specifically consents to be bound. Additionally, some tax-qualified retirement plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

A. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

B. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in Section 501(c)(3) of the Code, to purchase annuity contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

   Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

   (1) after the participating employee attains age 59 1/2;
   (2) upon separation from service;
   (3) upon death or disability; or
   (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

   Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.

C. DEFERRED COMPENSATION PLANS UNDER SECTION 457 Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State . Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or, for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

   An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization, and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

   In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a

   Section 457 plan except for transfers to other Section 457 plans in limited cases.


D. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408 Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

   The Contracts may be offered as SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in your employer*s SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA. Hartford is a non-designated financial institution.

   Beginning in 1998, the Contracts may be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a regular IRA may be converted into a ROTH IRA or a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a conversion or a rollover from a regular IRA to a ROTH IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a ROTH IRA are tax-free.

E. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

   1. PREMATURE DISTRIBUTION Distributions from a tax-qualified plan before the Participant attains age 59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).

      In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by
      Section 72(t)(7) of the Code, or which are qualified first-time homebuyer distributions meeting the requirements of Section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax discussed above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

   2. MINIMUM DISTRIBUTION Tax If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


      If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.


   3. WITHHOLDING In general, distributions from IRAs and plans described in
      Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

      Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

         a) the non-taxable portion of the distribution;
         b) required minimum distributions; or
         c) direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

     SECTION                                                              PAGE
     DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.........................
     SAFEKEEPING OF ASSETS..................................................
     INDEPENDENT PUBLIC ACCOUNTANTS.........................................
     DISTRIBUTION OF CONTRACTS..............................................
     CALCULATION OF YIELD AND RETURN........................................
     PERFORMANCE COMPARISONS................................................
     FINANCIAL STATEMENTS...................................................

To Obtain a Statement of Additional Information, please complete the form below and mail to:

Hartford Life Insurance Company
Attn: Individual Annuity Operations
P.O. Box 5085
Hartford, CT 06102-5085

Please send a Statement of Additional Information for the Putnam Hartford Capital Manager Variable Annuity to me at the following address:



       --------------------------------------------------
       Name



       --------------------------------------------------
       Address


       --------------------------------------------------
       City/State                                Zip Code